Lessor Commitments (Details Narrative) (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Non-cancellable lease term description	The Group sub leases its US and Australian premises under a commercial lease. These non-cancellable leases have terms between 1 and 6 years.